Accounts Receivable, Net (Details) - Schedule of changes in allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of changes in allowance for doubtful accounts [Abstract]
Balance, beginning of the year		$ 422,340	$ 446,357
Provision for credit losses
Recovery of allowance for credit losses		(420,456)
Translation adjustments		(1,884)	(24,017)
Balance, end of the year			$ 422,340